NATURE OF BUSINESS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

Li3 Energy, Inc. (“Li3 Energy” or the “Company”) was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company’s principal products were soy-blend wax candles (the “Legacy Business”). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

On October 19, 2009, the Company filed an amendment to its articles of incorporation with the Secretary of State of the State of Nevada, pursuant to which it changed its name from NanoDynamics Holdings, Inc., to Li3 Energy, Inc., to reflect the Company’s plans to focus its business strategy on the energy sector and related lithium mining opportunities in North and South America.

The Company’s five subsidiaries include; Li3 Energy Peru SRL (“Li3 Peru”), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA (“Minera Li”), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd. (“Alfredo”), an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation (“PRMC”), which is a subsidiary of Alfredo; and Noto Energy S.A. (“Noto”), an Argentinean corporation. Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”).

During March 2011, the Company amended its Articles of Incorporation to provide for the issuance of 1,000,000,000 shares of capital stock (increased from 300,000,000 shares of capital stock), of which 990,000,000 are shares of common stock, par value $0.001 per share, and 10,000,000 are undesignated preferred stock, par value $0.001 per share.

The accompanying unaudited interim consolidated financial statements of Li3 Energy, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the most recent fiscal year ending June 30, 2011, as reported in Form 10-K, have been omitted.

NOTE 1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Li3 Energy, Inc. (“Li3 Energy” or the “Company”) was incorporated under the laws of the State of Nevada on June 24, 2005. Initially, the Company’s principal products were soy-blend wax candles (the “Legacy Business”). In 2009, the Company redirected its business focus and strategy toward identifying and pursuing business opportunities in lithium and industrial minerals mining in North and South America, but has more recently focused solely on South America.

On October 19, 2009, the Company filed an amendment to its articles of incorporation with the Secretary of State of the State of Nevada, pursuant to which it changed its name from NanoDynamics Holdings, Inc., to Li3 Energy, Inc., to reflect the Company’s plans to focus its business strategy on the energy sector and related lithium mining opportunities in North and South America.

The Company has six subsidiaries; Li3 Energy Peru SRL (“Li3 Peru”), a wholly owned subsidiary in Peru, formed to explore mining opportunities in Peru and in South America; Minera Li Energy SPA (“Minera Li”), a wholly owned subsidiary in Chile; Alfredo Holdings, Ltd., an exempted limited company incorporated under the laws of the Cayman Islands (“Alfredo”); Li3 Energy Caymans, Inc., an exempted limited company incorporated under the laws of the Cayman Islands; Pacific Road Mining Chile, SA, a Chilean corporation (“PRMC”), which is a subsidiary of Alfredo; and Noto Energy S.A. (“Noto”), an Argentinean corporation.  Also, in May 2011, Minera Li acquired 60% ownership of Sociedades Legales Mineras Litio 1 a 6 de la Sierra Hoyada de Maricunga, a group of six private companies (the “Maricunga Companies”).

During March 2011, the Company amended its Articles of Incorporation to provide for the issuance of 1,000,000,000 shares of capital stock (increased from 300,000,000 shares of capital stock), of which 990,000,000 are shares of common stock, par value $0.001 per share, and 10,000,000 are undesignated preferred stock, par value $0.001 per share.

Split-off of Legacy Business

In connection with the discontinuation of the Company’s previous business and the redirecting of its business strategy to focus on lithium and industrial minerals mining in North and South America, the Company split off and sold all of the assets and liabilities of the Legacy Business (the “Split-Off”) to Jon Suk, the Company’s founding stockholder. The Split Off closed on October 19, 2009. As more fully described in a Form 8-K filed by the Company with the SEC on December 14, 2009, the Company contributed all of its assets and liabilities relating to the Legacy Business, whether accrued, contingent or otherwise, and whether known or unknown, to a newly organized, wholly-owned subsidiary, Mystica Candle, Inc., a Nevada corporation (“Split-Off Sub”), and immediately thereafter sold all of the outstanding capital stock of Split-Off Sub to Mr. Suk in exchange for 71,052,626 shares of the Company’s common stock, $0.001 par value per share that Mr. Suk then owned. The fair value of the assets and liabilities sold to the Split-Off Sub was $0.  The 71,052,626 shares surrendered by Mr. Suk have been cancelled.